N-2 - USD ($)		Apr. 12, 2023	Mar. 14, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001495825
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales load (as a percentage of offering price)(1)	2.00%
Offering expenses borne by the Trust (as a percentage of offering price)(2)	0.60%
Dividend Reinvestment Plan fees(3)	None
(1)
Represents the estimated commission with respect to the Common Shares being sold in this offering. Cantor Fitzgerald will be entitled to compensation of up to 2.00% of the gross proceeds of the sale of any Common Shares under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by the Trust and Cantor Fitzgerald from time to time. The Trust has assumed that Cantor Fitzgerald will receive a commission of 2.00% of the gross sale price of the Common Shares sold in this offering.
(2)
The Investment Adviser has incurred on behalf of the Trust all costs associated with the Trust’s registration statement and any offerings pursuant to such registration statement. The Trust has agreed, in connection with offerings under this registration statement, to reimburse the Investment Adviser for offering expenses incurred by the Investment Adviser on the Trust’s behalf in an amount up to the lesser of the Trust’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offerings. Amounts in excess of 0.60% of the total offering price of shares sold pursuant to this Prospectus Supplement and the accompanying Prospectus will not be subject to recoupment from the Trust
(3)
You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	2.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.60%
Annual Expenses [Table Text Block]
Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares(4)
Management fee(5)	0.82%
Acquired fund fees and expenses(6)	0.27%
Interest expense(7)	1.93%
Other expenses(8)	0.22%
Total annual expenses(9)	3.24%
(4)
Based upon average net assets attributable to the Common Shares during the six month period ended November 30, 2022, after giving effect to the anticipated net proceeds of all of the Common Shares offered by this Prospectus Supplement based on an assumed price per share of $17.07 (the last reported sale price of the Fund’s Common Shares on the NYSE as of April 5 , 2023). The price per share of any sale of Common Shares may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement. The number of the Common Shares actually sold pursuant to this Prospectus Supplement may be less than as assumed herein.
(5)
The Trust pays the Investment Adviser a fee, payable monthly in arrears at an annual rate equal to 0.60% of the Trust’s average daily Managed Assets. Because the Management fee shown is based upon outstanding Financial Leverage of 27.12% of the Trust’s Managed Assets, the Management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize such Financial Leverage. If Financial Leverage of more than 27.12% of the Trust’s Managed Assets is used, the Management fee shown would be higher.
(6)
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, reflecting the fees and expenses borne by the Trust as an investor in other investment companies and the expected investment of the proceeds of this offering.
(7)
Interest expense is estimated for the current fiscal year and includes interest payments on borrowed funds (if any) and interest expenses on reverse repurchase agreements. Interest payments on borrowed funds is based upon the Trust’s outstanding Borrowings as of November 30, 2022 (unaudited), which included Borrowings under the Trust’s committed facility agreement in an amount equal to 0.20% of the Trust’s Managed Assets at an assumed weighted average interest rate of 5.84%. Interest expenses on reverse repurchase agreements is based on the Trust’s outstanding reverse repurchase agreements as of November 30, 2022 (unaudited) in an amount equal to 26.92% of the Trust’s Managed Assets at November 30, 2022 (unaudited), at an assumed weighted average interest rate of 5.17%. The actual amount of interest payments and expenses borne by the Trust will vary over time in accordance with the amount of Borrowings and reverse repurchase agreements and variations in market interest rates.
(8)
Other expenses are estimated for the current fiscal year.
(9)
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Trust’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Trust and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Trust through its investments in certain underlying investment companies.

Management Fees [Percent]	[4],[5]	0.82%
Interest Expenses on Borrowings [Percent]	[4],[6]	1.93%
Acquired Fund Fees and Expenses [Percent]	[4],[7]	0.27%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8]	0.22%
Total Annual Expenses [Percent]	[4],[9]	3.24%
Expense Example [Table Text Block]
Example
As required by relevant SEC regulations, the following Example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 3.24% of net assets attributable to Common Shares, (2) the sales load of $20 and estimated offering expenses of $6, and (3) a 5% annual return*:
	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred:	$59	$126	$195	$380
*
The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Trust’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example. The Example assumes that all dividends and distributions are reinvested at NAV. See “Distributions” and “Dividend Reinvestment Plan” in the accompanying Prospectus.
The above table and Example and the assumption in the Example of the 5% annual return are required by the regulations of the SEC. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Trust’s Common Shares. For more complete descriptions of certain of the Trust’s costs and expenses, see “Management of the Trust” in the accompanying Prospectus. The Example assumes that the estimated “Other expenses” set forth in the table are accurate.

Expense Example, Year 01		$ 59
Expense Example, Years 1 to 3		126
Expense Example, Years 1 to 5		195
Expense Example, Years 1 to 10		$ 380
Purpose of Fee Table , Note [Text Block]
The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table reflects the use of leverage in an amount equal to 27.12% of the Trust’s total managed assets, which reflects approximately the percentage of the Trust’s total Managed Assets attributable to leverage as of November 30, 2022 (unaudited) (except as noted below), and shows Trust expenses as a percentage of net assets attributable to the Common Shares. The table and example below are based on the Trust’s capital structure as of November 30, 2022 (unaudited) after giving effect to the anticipated net proceeds of the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus assuming the Trust incurs the estimated offering expenses. The extent of the Trust’s assets attributable to leverage following an offering, and the Trust’s associated expenses, are likely to vary (perhaps significantly) from these assumptions. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The following table should not be considered a representation of the Trust’s future expenses. Actual expenses may be greater or less than shown. The following table shows estimated Trust expenses as a percentage of average net assets attributable to Common Shares, and not as a percentage of Managed Assets. See “Management of the Trust” in the accompanying Prospectus.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]
The Investment Adviser has incurred on behalf of the Trust all costs associated with the Trust’s registration statement and any offerings pursuant to such registration statement. The Trust has agreed, in connection with offerings under this registration statement, to reimburse the Investment Adviser for offering expenses incurred by the Investment Adviser on the Trust’s behalf in an amount up to the lesser of the Trust’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offerings. Amounts in excess of 0.60% of the total offering price of shares sold pursuant to this Prospectus Supplement and the accompanying Prospectus will not be subject to recoupment from the Trust

Other Expenses, Note [Text Block]		Other expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Note [Text Block]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, reflecting the fees and expenses borne by the Trust as an investor in other investment companies and the expected investment of the proceeds of this offering.

Acquired Fund Total Annual Expenses, Note [Text Block]
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Trust’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Trust and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Trust through its investments in certain underlying investment companies.

Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Senior Securities,” which is incorporated by reference herein, for information about the Trust’s senior securities as of the end of the last ten fiscal years. The information therein has been audited by Ernst & Young LLP for the last five fiscal years. The Trust’s audited financial statements, including the report of Ernst & Young LLP thereon and accompanying notes thereto, are included in the Trust’s most recent annual report to shareholders. A copy of the report is available upon request and without charge by calling (800) 345-7999 or by writing the Trust at 227 West Monroe Street, Chicago, Illinois 60606.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
Investment Objectives and Strategy
The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives or be able to structure its investments as anticipated. The Trust’s investment objectives are considered fundamental and may not be changed without the approval of the Common Shareholders.
The Trust seeks to achieve its investment objectives by investing primarily in a diversified portfolio of taxable municipal securities, including Build America Bonds (“BABs”), and other investment grade, income generating debt securities, including debt instruments issued by non-profit entities (such as entities related to healthcare, higher education and housing), municipal conduits, project finance corporations, and tax-exempt municipal securities.
Investment Policies
Under normal market conditions:
•
The Trust invests at least 80% of its Managed Assets in taxable municipal securities, including BABs, and other investment grade, income generating debt securities, including debt instruments issued by non-profit entities (such as entities related to healthcare, higher education and housing), municipal conduits, project finance corporations, and tax-exempt municipal securities.
•
The Trust will not invest more than 25% of its Managed Assets in municipal securities in any one state of origin.
•
The Trust will invest at least 50% of its Managed Assets in taxable municipal securities.For purposes of the 50% investment policy set forth above, taxable municipal securities means taxable municipal bonds.
Credit Quality. Under normal market conditions, the Trust invests at least 80% of its Managed Assets in securities that, at the time of investment, are investment grade quality. A security is considered investment grade quality if, at the time of investment, it is rated within the four highest letter grades by at least one of the nationally recognized statistical rating organizations (“NRSROs”) (that is Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) that rate such security, even if it is rated lower by another, or if it is unrated by any NRSRO but judged to be of comparable quality by the Adviser.
Under normal market conditions, the Trust may invest up to 20% of its Managed Assets in securities that, at the time of investment, are rated below investment grade (that is below Baa3 by Moody’s or below BBB- by S&P or Fitch) or are unrated by any NRSRO but judged to be of comparable quality by the Adviser. If NRSROs assign different ratings to the same security, the Trust will use the highest rating for purposes of determining the security’s credit quality. Securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as “junk bonds.”
The credit quality policies noted above apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event that an NRSRO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, the Adviser may consider such factors as the Adviser’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other NRSROs.
NRSROs are private services that provide ratings of the credit quality of debt obligations. Ratings assigned by an NRSRO are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. NRSROs may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. To the extent that the issuer of a security pays an NRSRO for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also independently evaluates these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Trust invests in unrated lower grade securities, the Trust’s ability to achieve its investment objectives will be more dependent on the Adviser’s credit analysis than would be the case when the Trust invests in rated securities. A general description of the ratings of S&P, Moody’s and Fitch is set forth in Appendix A to the SAI.
Duration Management Strategy. “Duration” is a measure of the price volatility of a security as a result of changes in market rates of interest, based on the weighted average timing of a security’s expected principal and interest payments. Duration differs from “maturity” of a security (which is the date on which the issuer is obligated to repay the principal amount) in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations, and (in general) a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration. There is no limit on the remaining maturity or duration of any individual security in which the Trust may invest, nor will the Trust’s portfolio be managed to any duration benchmark prior to taking into account the duration management strategy discussed herein.
The Trust intends to employ investment and trading strategies to seek to reduce the leverage-adjusted portfolio duration to generally less than fifteen (15) years. The Adviser may seek to manage the duration of the Trust’s portfolio through the use of derivative instruments, including U.S. treasury swaps, credit default swaps, total return swaps and futures contracts to seek to reduce the overall volatility of the Trust’s portfolio to changes in market interest rates. For example, the Adviser may seek to manage the overall duration through the combination of the sale of interest-rate swaps on the long end of the yield curve (for example a transaction in which the Trust would pay a fixed interest rate on a 30 year swap transaction) with the purchase of an interest-rate swap on the intermediate portion of the yield curve (for example a transaction in which the Trust would receive a fixed interest rate on a ten year swap transaction). In addition, the Trust may invest in short-duration fixed-income securities, which may help to decrease the overall duration of the Trust’s portfolio while also potentially adding incremental yield. The Adviser may seek to manage the Trust’s duration in a flexible and opportunistic manner based primarily on then current market conditions and interest rate levels. The Trust may incur costs in implementing the duration management strategy, but such strategy will seek to reduce the volatility of the Trust’s portfolio. There can be no assurance that the Adviser’s duration management strategy will be successful at any given time in managing the duration of the Trust’s portfolio or helping the Trust to achieve its investment objectives.
The investment policies set forth above may be changed by the Board of Trustees of the Trust (the “Board of Trustees”). If the Trust’s policy with respect to investing at least 80% of its Managed Assets in taxable municipal securities and other investment grade, income generating debt securities, including debt instruments issued by non-profit entities (such as entities related to healthcare, higher education and housing), municipal conduits, project finance corporations, and tax-exempt municipal securities changes, the Trust will provide shareholders at least 60 days’ prior notice before implementation of the change. Except as otherwise noted, all percentage limitations set forth in this Prospectus and the SAI apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action.

Risk Factors [Table Text Block]
RISKS
Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Principal Risks of the Trust,” which is incorporated by reference herein, for a discussion of the associated risks of investment in the Trust, in addition of the following.
Repurchase Agreement Risk
The Trust may enter into bilateral and tri-party repurchase agreements. In a typical Trust repurchase agreement, the Trust enters into a contract with a broker, dealer, or bank (the “counterparty” to the transaction) for the purchase of securities or other assets. The counterparty agrees to repurchase the securities or other assets at a specified future date, or on demand, for a price that is sufficient to return to the Trust its original purchase price, plus an additional amount representing the return on the Trust’s investment. Such repurchase agreements economically function as a secured loan from the Trust to a counterparty. If the counterparty defaults on the repurchase agreement, the Trust will retain possession of the underlying securities or other assets. If bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Trust may be delayed or limited and the Trust may incur additional costs. In such case, the Trust will be subject to risks associated with changes in market value of the collateral securities or other assets. The Trust intends to enter into repurchase agreements only with brokers, dealers, or banks or other permitted counterparties after the Investment Adviser (or the Sub-Adviser) evaluates the creditworthiness of the counterparty. The Trust will not enter into repurchase agreements with the Investment Adviser or the Sub-Adviser or their affiliates. Except as provided under applicable law, the Trust may enter into repurchase agreements without limitation.
Repurchase agreements collateralized fully by cash items, U.S. government securities or by securities issued by an issuer that the Trust’s Board of Trustees, or its delegate, has determined at the time the repurchase agreement is entered into has an exceptionally strong capacity to meet its financial obligations (“Qualifying Collateral”) and meet certain liquidity standards generally may be deemed to be “collateralized fully” and may be deemed to be investments in the underlying securities for certain purposes. The Trust may accept collateral other than Qualifying Collateral determined by the Investment Adviser or the Sub-Adviser to be in the best interests of the Trust to accept as collateral for such repurchase agreement (which may include high yield debt instruments that are rated below investment grade) (“Alternative Collateral”). Repurchase agreements secured by Alternative Collateral are not deemed to be “collateralized fully” under applicable regulations and the repurchase agreement is therefore considered a separate security issued by the counterparty to the Trust. Accordingly, the Trust must include repurchase agreements that are not “collateralized fully” in its calculations of securities issued by the selling institution held by the Trust for purposes of various portfolio diversification and concentration requirements applicable to the Trust. In addition, Alternative Collateral may not qualify as permitted or appropriate investments for the Trust under the Trust’s investment strategies and limitations. Accordingly, if a counterparty to a repurchase agreement defaults and the Trust takes possession of Alternative Collateral, the Trust may need to promptly dispose of the Alternative Collateral (or other securities held by the Trust, if the Trust exceeds a limitation on a permitted investment by virtue of taking possession of the Alternative Collateral). The Alternative Collateral may be particularly illiquid, especially in times of market volatility or in the case of a counterparty insolvency or bankruptcy, which may restrict the Trust’s ability to dispose of Alternative Collateral received from the counterparty. Depending on the terms of the repurchase agreement, the Trust may determine to sell the collateral during the term of the repurchase agreement and then purchase the same collateral at the market price at the time of the resale. In tri-party repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Trust and its counterparties and, therefore, the Trust may be subject to the credit risk of those custodians. Securities subject to repurchase agreements (other than tri-party repurchase agreements) and purchase and sale contracts will be held by the Trust’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.
Sector Risk
The Trust may invest a significant portion of its managed assets in certain sectors which may subject the Trust to additional risk and variability. To the extent that the Trust focuses its managed assets in the hospital and healthcare facilities sector, for example, the Trust will be subject to risks associated with such sector, including adverse government regulation and reduction in reimbursement rates, as well as government approval of products and services and intense competition. Securities issued with respect to special taxing districts will be subject to various risks, including real-estate development related risks and taxpayer concentration risk. Further, the fees, special taxes or tax allocations and other revenues established to secure the obligations of securities issued with respect to special taxing districts are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. To the extent that the Trust focuses its managed assets in the education sector, for example, the Trust will be subject to risks associated with such sector, including unanticipated revenue decline resulting primarily from a decrease in student enrollment or reductions in state and federal funding, restrictions on students’ ability to pay tuition, and declining general economic conditions or fluctuations in interest rates, which may lead to declining or insufficient revenues. In addition, charter schools and other private educational facilities are subject to various risks, including the reversal of legislation authorizing or funding charter schools, the failure to renew or secure a charter, the failure of a funding entity to appropriate necessary funds and competition from alternatives such as voucher programs. Issuers of municipal utility securities can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel and natural resource conservation. The transportation sector, including airports, airlines, ports and other transportation facilities, can be significantly affected by changes in the economy, fuel prices, maintenance, labor relations, insurance costs and government regulation.

Effects of Leverage [Text Block]
USE OF LEVERAGE
The Trust may employ leverage through (i) the issuance of senior securities representing indebtedness, including through borrowing from financial institutions or issuance of debt securities, including notes or commercial paper (collectively, “Indebtedness”), (ii) engaging in reverse repurchase agreements, dollar rolls and economically similar transactions, (iii) investments in inverse floating rate securities, which have the economic effect of leverage, and (iv) the issuance of preferred shares (“Preferred Shares”) (collectively, “Financial Leverage”). The Trust has no current intention to issue Preferred Shares. The Trust may utilize Financial Leverage up to the limits imposed by the 1940 Act. Under the 1940 Act, the Trust may not incur Indebtedness if, immediately after incurring such Indebtedness, the Trust would have asset coverage (as defined in the 1940 Act) of less than 300% (i.e., for every dollar of Indebtedness outstanding, the Trust is required to have at least three dollars of assets). Under the 1940 Act, the Trust may not issue Preferred Shares if, immediately after issuance, the Trust would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of Indebtedness plus Preferred Shares outstanding, the Trust is required to have at least two dollars of assets). However, under current market conditions, the Trust currently expects to utilize Financial Leverage through Indebtedness and/or reverse repurchase agreements, such that the aggregate amount of Financial Leverage is not expected to exceed 331/3% of the Trust’s Managed Assets (including the proceeds of such Financial Leverage) (or 50% of net assets). The Adviser anticipates that the use of Financial Leverage will result in higher income to Common Shareholders over time. Use of Financial Leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. The rights of Common Shareholders will be subordinate to any Financial Leverage of the Trust. The costs associated with the issuance and use of Financial Leverage, including the portion of the investment advisory fee attributable to the assets purchased with the proceeds of Financial Leverage, will be borne by Common Shareholders, which may result in a reduction of net asset value of the Common Shares. The Trust has entered into a committed facility agreement with Société Générale S.A. (discussed below).
In addition, the Trust may engage in certain derivative transactions, including swaps, that have economic characteristics similar to leverage. The Trust’s obligations under such transactions will not be considered Indebtedness for purposes of the 1940 Act and will not be included in calculating the aggregate amount of the Trust’s Financial Leverage, but the Trust’s use of such transactions may be limited by the applicable requirements of the SEC.
The Trust’s total Financial Leverage may vary significantly over time based on the Adviser’s assessment of market conditions, available investment opportunities and cost of Financial Leverage. Although the use of Financial Leverage by the Trust may create an opportunity for increased total return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. Financial Leverage involves risks and special considerations for shareholders, including the likelihood of greater volatility of net asset value and market price of and dividends on the Common Shares. To the extent the Trust increases its amount of Financial Leverage outstanding, it will be more exposed to these risks and the Trust’s annual expenses as a percentage of net assets attributable to Common Shares will increase.
Conflicts of Interest. During the time in which the Trust is utilizing Financial Leverage, the amount of the fees paid to the Investment Adviser and the Sub-Adviser for investment advisory services will be higher than if the Trust did not utilize Financial Leverage because the fees paid will be calculated based on the Trust’s Managed Assets, including proceeds of Financial Leverage. This may create a conflict of interest between the Investment Adviser and the Sub-Adviser, on the one hand, and the Common Shareholders, on the other hand. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of Financial Leverage, which means that Common Shareholders effectively bear the entire advisory fee. In order to manage this conflict of interest, the maximum level of Financial Leverage used by the Trust will be approved by the Board of Trustees. To the extent the cost of leverage is no longer favorable, the cost of leverage may exceed the income or gains derived from investments purchased with the proceeds of leverage. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.
Indebtedness
The Trust may utilize Indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, the Trust may not incur Indebtedness if, immediately after incurring such Indebtedness, the Trust would have an asset coverage (as defined in the 1940 Act) of less than 300% (i.e., the value of the Trust’s total assets less liabilities other than the principal amount represented by Indebtedness must be at least 300% of the principal amount represented by Indebtedness at the time of issuance). In addition, the Trust generally is not permitted to declare any cash dividend or other distribution on the Common Shares unless, at the time of such declaration and after deducting the amount of such dividend or other distribution, the Trust maintains asset coverage of 300%. However, the foregoing restriction does not apply with respect to certain types of Indebtedness, including a line of credit or other privately arranged borrowings from a financial institution. To the extent the Trust utilizes Indebtedness, the Trust intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding Indebtedness to the extent necessary to maintain the required asset coverage. The Trust may also utilize Indebtedness in excess of such limit for temporary purposes such as the settlement of transactions.
The terms of any such Indebtedness may require the Trust to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such Indebtedness over the stated interest rate. Such lenders would have the right to receive interest on and repayment of principal of any such Indebtedness, which right will be senior to those of the Common Shareholders. Any such Indebtedness may contain provisions limiting certain activities of the Trust, including the payment of dividends to Common Shareholders in certain circumstances. Any Indebtedness will likely be ranked senior or equal to all other existing and future Indebtedness of the Trust. If the Trust utilizes Indebtedness, the Common Shareholders will bear the offering costs of the issuance of any Indebtedness.
Certain types of Indebtedness subject the Trust to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain Indebtedness issued by the Trust also may subject the Trust to certain restrictions on investments imposed by guidelines of one or more NRSROs, which may issue ratings for such Indebtedness. Such guidelines may impose asset coverage or portfolio composition requirements that are more stringent than the requirements imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Trust’s portfolio in accordance with the Trust’s investment objectives and policies.
The 1940 Act grants to the lenders to the Trust, under certain circumstances, certain voting rights in the event of default in the payment of interest on or repayment of principal. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.
Committed Facility Agreement. The Trust has entered into a committed facility agreement with Société Générale S.A., dated as of February 27, 2015, as amended through the date hereof, pursuant to which the Trust may borrow up to $100 million. Under the most recent amended terms, the interest rate on the amount borrowed is based on the 3-month SOFR (Secured Overnight Financing Rate) plus 95 basis points, and an unused commitment fee of 30 basis points is charged on the difference between the amount available to borrow under the credit agreement and the actual amount borrowed. The Trust’s Borrowings under the committed facility are collateralized by portfolio assets which are maintained by the Trust in a separate account with the Trust’s custodian for the benefit of the lender, which collateral exceeds the amount borrowed. Securities deposited in the collateral account may be rehypothecated by Société Générale S.A. In the event of a default by the Trust under the committed facility, the lender has the right to sell such collateral assets to satisfy the Trust’s obligation to the lender.
The committed facility agreement includes usual and customary covenants. These covenants impose on the Trust asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Trust’s ability to (i) enter into additional indebtedness with a party other than Société Générale S.A., (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Trust over which the counterparty has a lien. In addition, the Trust is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act. As of November 30, 2022 (unaudited), there was approximately $1,000,000 in borrowings outstanding under the committed facility agreement, representing approximately 0.20% of the Trust’s Managed Assets as of such date. However, amounts drawn under the committed facility may vary over time and such amounts will be reported in the Trust’s audited and unaudited financial statements contained in the Trust’s annual and semi-annual reports to shareholders, respectively.
Reverse Repurchase Agreements and Dollar Roll Transactions
In reverse repurchase agreement transactions, the Trust sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such agreements may be considered either to be borrowings or to be derivatives transactions under the 1940 Act, depending on the Trust’s election under applicable SEC requirements. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the reverse repurchase transaction, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of reverse repurchase transactions. At times, the Trust engages significantly in reverse repurchase agreements and, as a result, the Trust is particularly subject to the risks associated with reverse repurchase agreements during these times.
A dollar roll transaction involves a sale by the Trust of a MBS or other security concurrently with an agreement by the Trust to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of dollar rolls.
With respect to any reverse repurchase agreement, dollar roll or similar transaction, the Trust’s Managed Assets shall include any proceeds from the sale of an asset of the Trust to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.
The Trust’s use of leverage through reverse repurchase agreements, dollar rolls and economically similar transactions will be included when calculating the Trust’s Financial Leverage and therefore will be limited by the Trust’s maximum overall leverage levels approved by the Board of Trustees. As of November 30, 2022 (unaudited), there was approximately $134,762,475 in reverse repurchase agreements outstanding, representing approximately 26.92% of the Trust’s Managed Assets as of such date.
Inverse Floating Rate Securities
Under current market conditions, the Trust anticipates utilizing Financial Leverage through Indebtedness and/or engaging in reverse repurchase agreements. However, the Trust also may utilize Financial Leverage through investments in inverse floating rate securities (sometimes referred to as “inverse floaters”). Typically, inverse floating rate securities are securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Generally, inverse floating rate securities represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding municipal bonds. The special purpose trust typically sells two classes of beneficial interests or securities: floating rate securities (sometimes referred to as short-term floaters or tender option bonds) and inverse floating rate securities (sometimes referred to as inverse floaters or residual interest securities). The short-term floating rate securities have first priority on the cash flow from the municipal bonds held by the special purpose trust. The holder of the inverse floating rate securities receives the residual cash flow from the special purpose trust. Because the holder of the short-term floater is generally assured liquidity at the face value of the security, the holder of the inverse floater assumes the interest rate cash flow risk and the market value risk associated with the municipal security deposited into the special purpose trust. In addition, all voting rights and decisions to be made with respect to any other rights relating to the municipal bonds held in the special purpose trust are passed through to the holder of the residual inverse floating rate securities.
Because increases in the interest rate on the short-term floaters reduce the residual interest paid on inverse floaters, and because fluctuations in the value of the municipal bond deposited in the special purpose trust affect the value of the inverse floater only, and not the value of the short-term floater issued by the special purpose trust, inverse floaters’ value is generally more volatile than that of fixed rate bonds. The market price of inverse floating rate securities is generally more volatile than that of the underlying securities due to the leveraging effect of this ownership structure. The volatility of the interest cash flow and the residual market value will vary with the degree to which the special purpose trust is leveraged. This is expressed in the ratio of the total face value of the short-term floaters in relation to the value of the residual inverse floaters that are issued by the special purpose trust. These securities generally will underperform the market of fixed rate bonds in a rising interest rate environment (i.e., when bond values are falling), but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity.
Inverse floaters have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a special purpose trust. The market for such inverse floating rate securities issued by special purpose trusts formed with taxable municipal securities is relatively new and undeveloped. Initially, there may be a limited number of counterparties, which may increase the credit risks, counterparty risk and liquidity risk of investing in taxable inverse floating rate securities.
The Trust may invest in inverse floating rate securities, issued by special purpose trusts that have recourse to the Trust. At the Adviser’s discretion, the Trust may enter into a separate shortfall and forbearance agreement with the third party sponsor of a special purpose trust. The Trust may enter into such shortfall and forbearance agreements (i) when the liquidity provider to the special purpose trust requires such an agreement because the level of leverage in the special purpose trust exceeds the level that the liquidity provider is willing support absent such an agreement; and/or (ii) to seek to prevent the liquidity provider from collapsing the special purpose trust in the event that the municipal obligation held in the special purpose trust has declined in value. Such an agreement would require the Trust to reimburse the third party sponsor of the special purpose trust, upon termination of the special purpose trust issuing the inverse floating rate security, the difference between the liquidation value of the bonds held in the special purpose trust and the principal amount due to the holders of floating rate interests. Such agreements may expose the Trust to a risk of loss that exceeds its investment in the inverse floating rate securities. Absent a shortfall and forbearance agreement, the Trust would not be required to make such a reimbursement. If the Trust chooses not to enter into such an agreement, the special purpose trust could be liquidated and the Trust could incur a loss.
The Trust’s ability to utilize Financial Leverage through investments in inverse floating rate securities will be limited by the Trust’s maximum overall leverage levels approved by the Board of Trustees (currently 331/3% of the Trust’s Managed Assets).
The Trust’s Managed Assets include the assets attributable to the proceeds from financial leverage, including the effective leverage of certain portfolio transactions such as inverse floating rate securities. With respect to inverse floating rate securities, this includes the portion of assets in special purpose trusts of which the Trust owns the inverse floater certificates that has been effectively financed by the special purpose trust’s issuance of floating rate certificates.
Preferred Shares
The Trust’s Governing Documents provide that the Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued. Any such Preferred Share offering would be subject to the limits imposed by the 1940 Act. Although the Trust has no present intention to issue Preferred Shares, it may in the future utilize Preferred Shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Trust may not issue Preferred Shares if, immediately after issuance, the Trust would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of Indebtedness plus Preferred Shares outstanding, the Trust is required to have at least two dollars of assets). See “Description of Capital Structure—Preferred Shares.”
Certain Portfolio Transactions
In addition, the Trust may engage in certain derivative transactions, including swaps, that have economic characteristics similar to leverage. In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. The rule requires the Trust to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Trust satisfies a “limited derivatives users” exception. When the Trust trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Trust’s asset coverage ratio as discussed above or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit the Trust’s securities lending activities. In addition, the Trust is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Trust intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Trust may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Trust treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Trust will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Trust reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Trust to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Trust’s investments and cost of doing business, which could adversely affect investors.
Effects of Leverage
Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Effects of Leverage,” which is incorporated by reference herein, for a discussion of the effects of leverage.

Share Price [Table Text Block]
The following table sets forth, for each of the periods indicated, the high and low closing market prices for the Common Shares on the NYSE, the net asset value per Common Share and the premium or discount to net asset value per Common Share at which the Common Shares were trading on the date of the high and low closing prices. The Trust calculates its net asset value as of the close of business, usually 4:00 p.m. Eastern Time, every day on which the NYSE is open. See “Net Asset Value” for information as to the determination of the Trust’s net asset value.
	Market Price		Net Asset Value per Common Share on Date of Market Price High and Low(1)		Premium/(Discount) on Date of Market Price High and Low(2)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
February 28, 2023	$17.73	$15.51	$16.63	$15.93	6.61%	(2.64)%
November 30, 2022	17.59	14.91	17.32	15.64	1.56	(4.67)
August 31, 2022	19.29	17.01	18.29	17.36	5.47	(2.02)
May 31, 2022	21.16	18.06	21.51	18.18	(1.63)	(0.66)
February 28, 2022	23.73	20.00	23.04	21.17	2.99	(5.53)
November 30, 2021	25.25	23.29	23.52	22.75	7.36	2.37
August 31, 2021	24.89	24.30	23.12	23.36	7.66	4.02
May 31, 2021	24.30	22.62	22.61	22.03	7.47	2.68
February 28, 2021	25.68	23.88	23.37	22.49	9.88	6.18
November 30, 2020	25.69	23.57	22.62	22.82	13.57	3.29
August 31, 2020	24.40	22.53	22.94	22.47	6.36	0.27
(1)
Based on the Trust’s computations.
(2)
Calculated based on the information presented. Percentages are rounded.
The last reported market price, net asset value per Common Share and percentage premium to net asset value per Common Share as of March 14, 2023 was $16.75, $16.12 and 3.91%, respectively. The Trust cannot predict whether its Common Shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount. Shares of closed-end investment companies frequently trade at a discount from net asset value. As of March 14, 2023, 22,675,040 Common Shares of the Trust were outstanding.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust filed on June 30, 2010, and pursuant to an Amended and Restated Agreement and Declaration of Trust, dated as of August 27, 2020, as amended and/or restated from time to time. The following is a brief description of the terms of the Common Shares, Borrowings and Preferred Shares which may be issued by the Trust. This description does not purport to be complete and is qualified by reference to the Trust’s Governing Documents.
Common Shares
Pursuant to the Declaration of Trust, the Trust is authorized to issue an unlimited number of Common Shares. Each Common Share has one vote (fractional Common Shares are entitled to a vote of such fraction) and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Board of Trustees shall have the power to cause shareholders to pay certain expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Common Shares owned by each respective shareholder. All Common Shares are equal as to dividends, assets and voting privileges and are not entitled to preference, preemptive, appraisal, conversion or exchange rights, except as otherwise required by law or permitted by the Declaration of Trust.
Under Delaware law applicable to the Trust as of August 1, 2022, if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Trust in an amount that equals or exceeds certain percentage thresholds specified under Delaware law (beginning at 10% or more of shares of the Trust), the shareholder’s ability to vote certain of these shares may be limited.
The Trust will send annual and semi-annual reports, including financial statements, to all Common Shareholders as required by applicable law or regulation.
Any additional offerings of Common Shares will require approval by the Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of distributing commissions or discounts, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Trust’s outstanding voting securities or as otherwise permitted under the 1940 Act.
The Trust’s net asset value per Common Share generally increases and decreases based on the market value or fair value of the Trust’s securities. Net asset value per Common Share will be reduced immediately following the offering of Common Shares by the amount of the sales load and offering expenses paid by the Trust. See “Use of Proceeds.”
The Trust will not issue certificates for Common Shares.
Issuance of Additional Common Shares. The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering, excluding Sundays and holidays), unless such sale is made with the consent of a majority of its common shareholders and under certain other enumerated circumstances. The Trust may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Trust of Common Shares at a price below the Trust’s then-current net asset value, subject to certain conditions. If such consent is obtained, the Trust may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Shareholders obtained by the Trust and the applicable conditions imposed on the issuance and sale by the Trust of Common Shares at a price below net asset value will be disclosed in the Prospectus Supplement relating to any such offering of Common Shares at a price below net asset value. Until such consent of Common Shareholders, if any, is obtained (or other applicable 1940 Act requirements are met), the Trust may not sell Common Shares at a price below net asset value. Because the Trust’s advisory fee and sub-advisory fees are based upon average Managed Assets, the Investment Adviser’s and the Sub-Adviser’s interests in recommending the issuance and sale of Common Shares at a price below net asset value may conflict with the interests of the Trust and its Common Shareholders.
Borrowings
The Trust’s Declaration of Trust provides that the Board of Trustees may authorize the borrowing of money by the Trust, without the approval of the holders of the Common Shares. The Trust may issue notes or other evidences of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Trust’s assets as security. See “Use of Leverage—Indebtedness.”
Preferred Shares
The Trust’s Governing Documents provide that the Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued other than as may be contemplated by the Declaration of Trust. Any such Preferred Share offering would be subject to the limits imposed by the 1940 Act. Issuance of Preferred Shares would constitute Financial Leverage and would entail special risks to the Common Shareholders.
Although the Trust has no present intention to issue Preferred Shares, it may in the future utilize Preferred Shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Trust may not issue Preferred Shares unless, immediately after such issuance, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the value of the Trust’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the Preferred Shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than stock. The “involuntary liquidation preference” of the Preferred Shares is the amount that holders of Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Trust in preference to the Common Shares.
In addition, the Trust is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Preferred Shares are issued, the Trust intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary to maintain asset coverage of any Preferred Shares of at least 200%. Any Preferred Shares issued by the Trust would have special voting rights and a liquidation preference over the Common Shares.
If Preferred Shares are outstanding, two of the Trust’s Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Trust will be elected by Common Shareholders and Preferred Shares voting together as a single class. In the unlikely event the Trust failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the Trustees of the Trust.
The Trust may be subject to certain restrictions imposed by guidelines of one or more NRSROs that may issue ratings for Preferred Shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. The Trust has no present intention to issue Preferred Shares.
Capitalization
The following table provides information about the outstanding securities of the Trust as of March 14, 2023:
Title of Class	Amount Authorized	Amount Held by Trust for its own Account	Amount Outstanding Exclusive of Amounts held by Trust
Common Shares of Beneficial Interest, par value $0.01 per share	Unlimited	-	22,675,040

Outstanding Securities [Table Text Block]
The following table provides information about the outstanding securities of the Trust as of March 14, 2023:
Title of Class	Amount Authorized	Amount Held by Trust for its own Account	Amount Outstanding Exclusive of Amounts held by Trust
Common Shares of Beneficial Interest, par value $0.01 per share	Unlimited	-	22,675,040

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreement Risk
The Trust may enter into bilateral and tri-party repurchase agreements. In a typical Trust repurchase agreement, the Trust enters into a contract with a broker, dealer, or bank (the “counterparty” to the transaction) for the purchase of securities or other assets. The counterparty agrees to repurchase the securities or other assets at a specified future date, or on demand, for a price that is sufficient to return to the Trust its original purchase price, plus an additional amount representing the return on the Trust’s investment. Such repurchase agreements economically function as a secured loan from the Trust to a counterparty. If the counterparty defaults on the repurchase agreement, the Trust will retain possession of the underlying securities or other assets. If bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Trust may be delayed or limited and the Trust may incur additional costs. In such case, the Trust will be subject to risks associated with changes in market value of the collateral securities or other assets. The Trust intends to enter into repurchase agreements only with brokers, dealers, or banks or other permitted counterparties after the Investment Adviser (or the Sub-Adviser) evaluates the creditworthiness of the counterparty. The Trust will not enter into repurchase agreements with the Investment Adviser or the Sub-Adviser or their affiliates. Except as provided under applicable law, the Trust may enter into repurchase agreements without limitation.
Repurchase agreements collateralized fully by cash items, U.S. government securities or by securities issued by an issuer that the Trust’s Board of Trustees, or its delegate, has determined at the time the repurchase agreement is entered into has an exceptionally strong capacity to meet its financial obligations (“Qualifying Collateral”) and meet certain liquidity standards generally may be deemed to be “collateralized fully” and may be deemed to be investments in the underlying securities for certain purposes. The Trust may accept collateral other than Qualifying Collateral determined by the Investment Adviser or the Sub-Adviser to be in the best interests of the Trust to accept as collateral for such repurchase agreement (which may include high yield debt instruments that are rated below investment grade) (“Alternative Collateral”). Repurchase agreements secured by Alternative Collateral are not deemed to be “collateralized fully” under applicable regulations and the repurchase agreement is therefore considered a separate security issued by the counterparty to the Trust. Accordingly, the Trust must include repurchase agreements that are not “collateralized fully” in its calculations of securities issued by the selling institution held by the Trust for purposes of various portfolio diversification and concentration requirements applicable to the Trust. In addition, Alternative Collateral may not qualify as permitted or appropriate investments for the Trust under the Trust’s investment strategies and limitations. Accordingly, if a counterparty to a repurchase agreement defaults and the Trust takes possession of Alternative Collateral, the Trust may need to promptly dispose of the Alternative Collateral (or other securities held by the Trust, if the Trust exceeds a limitation on a permitted investment by virtue of taking possession of the Alternative Collateral). The Alternative Collateral may be particularly illiquid, especially in times of market volatility or in the case of a counterparty insolvency or bankruptcy, which may restrict the Trust’s ability to dispose of Alternative Collateral received from the counterparty. Depending on the terms of the repurchase agreement, the Trust may determine to sell the collateral during the term of the repurchase agreement and then purchase the same collateral at the market price at the time of the resale. In tri-party repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Trust and its counterparties and, therefore, the Trust may be subject to the credit risk of those custodians. Securities subject to repurchase agreements (other than tri-party repurchase agreements) and purchase and sale contracts will be held by the Trust’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk
The Trust may invest a significant portion of its managed assets in certain sectors which may subject the Trust to additional risk and variability. To the extent that the Trust focuses its managed assets in the hospital and healthcare facilities sector, for example, the Trust will be subject to risks associated with such sector, including adverse government regulation and reduction in reimbursement rates, as well as government approval of products and services and intense competition. Securities issued with respect to special taxing districts will be subject to various risks, including real-estate development related risks and taxpayer concentration risk. Further, the fees, special taxes or tax allocations and other revenues established to secure the obligations of securities issued with respect to special taxing districts are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. To the extent that the Trust focuses its managed assets in the education sector, for example, the Trust will be subject to risks associated with such sector, including unanticipated revenue decline resulting primarily from a decrease in student enrollment or reductions in state and federal funding, restrictions on students’ ability to pay tuition, and declining general economic conditions or fluctuations in interest rates, which may lead to declining or insufficient revenues. In addition, charter schools and other private educational facilities are subject to various risks, including the reversal of legislation authorizing or funding charter schools, the failure to renew or secure a charter, the failure of a funding entity to appropriate necessary funds and competition from alternatives such as voucher programs. Issuers of municipal utility securities can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel and natural resource conservation. The transportation sector, including airports, airlines, ports and other transportation facilities, can be significantly affected by changes in the economy, fuel prices, maintenance, labor relations, insurance costs and government regulation.

Borrowings [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Borrowings
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 15.51	$ 14.91	$ 17.01	$ 18.06	$ 20.00	$ 23.29	$ 24.30	$ 22.62	$ 23.88	$ 23.57	$ 22.53
Highest Price or Bid				17.73	17.59	19.29	21.16	23.73	25.25	24.89	24.30	25.68	25.69	24.40
Lowest Price or Bid, NAV	[10]			15.93	15.64	17.36	18.18	21.17	22.75	23.36	22.03	22.49	22.82	22.47
Highest Price or Bid, NAV				$ 16.63	$ 17.32	$ 18.29	$ 21.51	$ 23.04	$ 23.52	$ 23.12	$ 22.61	$ 23.37	$ 22.62	$ 22.94
Highest Price or Bid, Premium (Discount) to NAV [Percent]				6.61%	1.56%	5.47%	(1.63%)	2.99%	7.36%	7.66%	7.47%	9.88%	13.57%	6.36%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			(2.64%)	(4.67%)	(2.02%)	(0.66%)	(5.53%)	2.37%	4.02%	2.68%	6.18%	3.29%	0.27%
Latest Share Price			$ 16.75
Latest Premium (Discount) to NAV [Percent]			3.91%
Latest NAV			$ 16.12
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Outstanding Security, Title [Text Block]		Common Shares of Beneficial Interest, par value $0.01 per share
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		22,675,040
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Dividends [Text Block]		In addition, the Trust is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price.
Security Preemptive and Other Rights [Text Block]		Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued other than as may be contemplated by the Declaration of Trust.

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering. Cantor Fitzgerald will be entitled to compensation of up to 2.00% of the gross proceeds of the sale of any Common Shares under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by the Trust and Cantor Fitzgerald from time to time. The Trust has assumed that Cantor Fitzgerald will receive a commission of 2.00% of the gross sale price of the Common Shares sold in this offering.
[2]	You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	The Investment Adviser has incurred on behalf of the Trust all costs associated with the Trust’s registration statement and any offerings pursuant to such registration statement. The Trust has agreed, in connection with offerings under this registration statement, to reimburse the Investment Adviser for offering expenses incurred by the Investment Adviser on the Trust’s behalf in an amount up to the lesser of the Trust’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offerings. Amounts in excess of 0.60% of the total offering price of shares sold pursuant to this Prospectus Supplement and the accompanying Prospectus will not be subject to recoupment from the Trust
[4]	Based upon average net assets attributable to the Common Shares during the six month period ended November 30, 2022, after giving effect to the anticipated net proceeds of all of the Common Shares offered by this Prospectus Supplement based on an assumed price per share of $17.07 (the last reported sale price of the Fund’s Common Shares on the NYSE as of April 5 , 2023). The price per share of any sale of Common Shares may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement. The number of the Common Shares actually sold pursuant to this Prospectus Supplement may be less than as assumed herein.
[5]	The Trust pays the Investment Adviser a fee, payable monthly in arrears at an annual rate equal to 0.60% of the Trust’s average daily Managed Assets. Because the Management fee shown is based upon outstanding Financial Leverage of 27.12% of the Trust’s Managed Assets, the Management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize such Financial Leverage. If Financial Leverage of more than 27.12% of the Trust’s Managed Assets is used, the Management fee shown would be higher.
[6]	Interest expense is estimated for the current fiscal year and includes interest payments on borrowed funds (if any) and interest expenses on reverse repurchase agreements. Interest payments on borrowed funds is based upon the Trust’s outstanding Borrowings as of November 30, 2022 (unaudited), which included Borrowings under the Trust’s committed facility agreement in an amount equal to 0.20% of the Trust’s Managed Assets at an assumed weighted average interest rate of 5.84%. Interest expenses on reverse repurchase agreements is based on the Trust’s outstanding reverse repurchase agreements as of November 30, 2022 (unaudited) in an amount equal to 26.92% of the Trust’s Managed Assets at November 30, 2022 (unaudited), at an assumed weighted average interest rate of 5.17%. The actual amount of interest payments and expenses borne by the Trust will vary over time in accordance with the amount of Borrowings and reverse repurchase agreements and variations in market interest rates.
[7]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, reflecting the fees and expenses borne by the Trust as an investor in other investment companies and the expected investment of the proceeds of this offering.
[8]	Other expenses are estimated for the current fiscal year.
[9]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Trust’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Trust and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Trust through its investments in certain underlying investment companies.
[10]	Based on the Trust’s computations.
[11]	Calculated based on the information presented. Percentages are rounded.